Leases (Details) - USD ($)			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	May 04, 2023	Nov. 30, 2022	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Leases [Line Items]
Weighted-average discount rate				2.14%
Weighted-average remaining lease term				5 months 1 day
Right of use asset				$ 82,511			$ 81,712
Operating lease liability				4,528
Cash payments to reduce operating lease liabilities				47,896	$ 26,715
Successor [Member]
Leases [Line Items]
Weighted-average discount rate						1.37%	1.37%
Weighted-average remaining lease term						1 year 9 months	9 months
Right of use asset						$ 188,936	$ 81,712
Operating lease liability						$ 97,652	109,200
Predecessor [Member]
Leases [Line Items]
Operating lease liability			$ 11,348
Ground Lease [Member]
Leases [Line Items]
Right of use asset				54,444			$ 81,712
Office Lease [Member]
Leases [Line Items]
Right of use asset				$ 28,067
Short term lease		6 months
Expire date of lease		April 30, 2023
Payments for Rent		$ 6,742
Renew term	3 years
Minimum [Member] | Office Lease [Member]
Leases [Line Items]
Payments for Rent	$ 7,359
Maximum [Member] | Office Lease [Member]
Leases [Line Items]
Payments for Rent	$ 8,042